Financial assets and liabilities and their impacts on income - Impact of the financial assets and liabilities on the consolidated statement of profit or loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Change in fair value	€ 12	€ 1,312	€ (150)
Liabilities valued at fair value: bonds
Disclosure of detailed information about financial instruments [line items]
Change in fair value	(1,330)	637	(1,707)
Liabilities valued at amortized cost: non-convertible bonds and debt component of convertible bonds
Disclosure of detailed information about financial instruments [line items]
Interest		(1,597)	(545)
Interest Income On Change In Fair Value Of Financial Liabilities	1,364
Liabilities valued at amortized cost: advances
Disclosure of detailed information about financial instruments [line items]
Interest		€ (29)	€ (33)
Interest Income On Change In Fair Value Of Financial Liabilities	€ 29